Investment Objectives and Goals - The Covered Bridge Fund	Jan. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks current income and realized gains from writing options
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.